DERIVATIVE FINANCIAL INSTRUMENTS	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
DERIVATIVE FINANCIAL INSTRUMENTS [Abstract]
DERIVATIVE FINANCIAL INSTRUMENTS

8.

DERIVATIVE FINANCIAL INSTRUMENTS

The Company applies the provisions of ASC Topic 815-40, Contracts in Entity's Own Equity ("ASC Topic 815-40"), under which convertible instruments and warrants, which contain terms that protect holders from declines in the stock price (reset provisions), may not be exempt from derivative accounting treatment. As a result, warrants are recorded as a liability and are revalued at fair value at each reporting date. Further, under derivative accounting, the warrants are recorded at their fair value. If the fair value of the warrants exceeds the face value of the related debt, the excess is recorded as change in fair value in operations on the issuance date. The Company has 26,250 warrants with repricing options outstanding at September 30, 2013.

The Company calculates the estimated fair values of the liabilities for warrant derivative instruments at each quarter-end using the BSM option pricing model and Monte Carlo simulations. The closing price of the Company's common stock at September 30, 2013 was $0.30, compared to $0.35 at December 31, 2012. Volatility, expected term and risk free interest rates used to estimate the fair value of derivative liabilities at September 30, 2013, are indicated in the table that follows. The volatility was based on historical volatility, the expected term is equal to the remaining term of the warrants and the risk free rate is based upon rates for treasury securities with the same term.

Warrants

September 30, 2013
Volatility	85.26%
Expected Term	0.52
Risk Free Interest Rate	0.05%
Expected dividend yield	none

During the nine months ended September 30, 2013, 946,251 warrants underlying a derivative liability were exercised or expired and the fair value of the derivative liability on the date of exercise, totaling $102,807 was reclassed to additional paid in capital. During the nine month period ended September 30, 2013, based upon the estimated fair value, the Company decreased its liability for the remaining warrant derivative instruments by $89,894 which was recorded as "Gain from change in fair value of derivative instruments" in the other expense section of the Company's unaudited condensed consolidated statement of operations.

11.

DERIVATIVE FINANCIAL INSTRUMENTS

Under the provisions of ASC 815-40, convertible instruments and warrants, which contain terms that protect holders from declines in the stock price ("reset provisions"), are subject to derivative accounting treatment under ASC 815-10, Derivatives and Hedging. Warrants and embedded conversion features of convertible notes, that contain re-pricing features are recorded as a liability which is revalued at fair value each reporting date. Further, under derivative accounting, the warrants are valued at their fair value, rather than their relative fair value. If the fair value of the warrants exceeds the face value of the related debt, the excess is recorded as a change in fair value on the issuance date. Embedded conversion features are valued at their fair value, rather than by the intrinsic value method. The fair value of the embedded conversion feature is added to the loan discount, in an amount which is the lesser of, the fair value of the embedded conversion feature or the excess of the face value of the debt over the fair value of the attached warrants or any other applicable debt discounts. If the amount of the fair value of the embedded conversion feature applied to the discount is less than the total fair value of the embedded conversion feature, the remainder will be recorded as a change in fair value on the issuance date.

2010

In April 2010, the Company offered holders of warrant derivative instruments the right to extend the expiration date of the warrants for an additional year in exchange for the removal of the repricing feature in the warrant agreement. Holders of 6,517,186 availed themselves of this opportunity which resulted in a charge to interest expense of $93,735 representing the increase in the fair value of the warrants resulting from the one year extension of the expiration date. In addition, holders of warrants to purchase 7,096,188 shares of common stock exercised their cashless exercise rights and were issued 6,008,344 shares of common stock. In addition, holders of warrants to purchase an additional 1,591,029 shares of common stock exercised their warrants for cash. As a result, the number of warrant derivative instruments has been reduced from 16,911,486 at December 1, 2009 to 1,707,083 at December 31, 2010.

The Company calculated the estimated fair values of the liabilities for warrant derivative instruments at December 31, 2010 with the BSM option pricing model using the closing price of the Company's common stock of $0.48 and the ranges for volatility, expected term and risk free interest indicated in Table 1 that follows. As a result, for the year ended December 31, 2010, the Company recognized a change in derivative liability of $8,772,446 in other expense related to the warrant derivative instruments.

All remaining convertible notes with repricing features were converted in July 2010. Therefore, the fair value of liabilities for embedded conversion option derivative instruments as of December 31, 2010 was $0. The Company recorded a change in the fair value of the liabilities for embedded conversion option derivative instruments for the year ended December 31, 2010 of $4,015,220 which was included in other expense.

Table 1	BSM Inputs
Warrants
	During the Year Ended December 31, 2010	As of December 31, 2010
Volatility	83.96% - 110.94%	108.19%
Expected Term	1.00 - 4.52 years	0.94 - 3.28
Risk Free Interest Rate	0.35% - 2.24%	0.28% - 1.18%

Embedded Conversion Options
	During the Year Ended December 31, 2010	As of December 31, 2010
Volatility	83.5% - 110.94%	N/A
Expected Term	0.001 - 0.6 years	N/A
Risk Free Interest Rate	0.001% - 0.23%	N/A

2011

The Company calculated the estimated fair values of the liabilities for warrant derivative instruments at December 31, 2011 with the BSM option pricing model using the closing price of the Company's common stock of $0.44 and the ranges for volatility, expected term and risk free interest indicated in Table 2 that follows. As a result, for the year ended December 31, 2011, the Company recognized a gain from the change in derivative liability of $152,888 in other income related to the warrant derivative instruments.

Table 2	BSM Inputs
Warrants
	During the Year Ended December 31, 2011	As of December 31, 2011
Volatility	62.11% - 74.24%	63.85%
Expected Term	0.08 - 2.0 years	1.22 - 2.27
Risk Free Interest Rate	0.01% - 0.43%	0.17% - 0.28%

2012

The Company calculated the estimated fair values of the liabilities for warrant derivative instruments at December 31, 2012 with the BSM option pricing model and Monte Carlo simulations using the closing price of the Company's common stock of $0.37 and the ranges for volatility, expected term and risk free interest indicated in Table 3 that follows (BSM inputs only). As a result, for the year ended December 31, 2012, the Company recognized a gain from the change in derivative liability of $41,374 in other income related to the warrant derivative instruments.

Table 3	BSM Inputs
Warrants
	During the Year Ended December 31, 2012	As of December 31, 2012
Volatility	52.10% - 64.10%	50.05%
Expected Term	0.46 - 1.93 years	0.37 - 1.27 years
Risk Free Interest Rate	0.08% - 0.24%	0.06% - 0.18%